Note 22 - Other Operating Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Commissions on Sale of Vessels [Member] | M/T Ioannis P and M/V Pepito [Member]
Note 22 - Other Operating Income (Details) [Line Items]
Other Nonrecurring Gain	$ 361
Termination Fees [Member] | M/T Stenaweco Energy [Member]
Note 22 - Other Operating Income (Details) [Line Items]
Other Nonrecurring Gain	$ 500